1335941

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
[redacted] ...16	

PROCESSED
AUG 12 2005
THOMSON FINANCIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

05063311

DATE RECEIVED

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section (6) ☐ ULOE

Type of Filing: X New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of the Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Playa Partners, L.P.

Address of Executive offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o Crow, Takacs & Texier, L.L.C. 2025 South Brentwood, Suite 204 St. Louis, MO 63144	(314) 918-0045
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

SEC MAIL RECEIVED PROCESSING SECTION
AUG 09 2005
WASH. D.C. 213

Brief Description of Business
Purchase, sale and operation of real estate projects

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other please specify:
☐ business trust ☐ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	0 5	0 5	☒ Actual	☐ Estimated

Jurisdiction of Incorporation of Organization: (Enter two letter U.S. Postal Service abbreviation for State:CN for Canada; FN for other foreign jurisdiction)

GENERAL INSTRUCTION:

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.301 et seq. or 15 U.S.C. 77d (6).

When to file: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Con date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered

Where to file: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W. Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the info material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that ha on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a pr exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notic must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual) Playa, L.L.C.

Business or Residence Address (Number and Street, City, State, Zip Code)
2025 South Brentwood, Suite 204 St. Louis, MO 63144

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Crow, Terry E.

Business or Residence Address (Number and Street, City, State, Zip Code)
7025 Maryland St. Louis, MO 63130

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cooper, Lynne M.

Business or Residence Address (Number and Street, City, State, Zip Code)
4385 Maryland Avenue St. Louis, MO 63108

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 100,000

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state of states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

FORM D

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$3,000,000	$1,000,000
Other (Specify:)	$	$
Total	$ 3,000,000	$ 1,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	9	$ 1,000,000
Non-Accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C—Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$25,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify)	☐	$
Total	☒	$ 25,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4.a.This difference is the "adjusted gross proceeds to the issuer." $ 2,975,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payment to Others
Salaries and Fees	☐ $	☐ $
Purchase of real estate	☐ $	☒ $ 600,000
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant, buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $ 2,375,000
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)		☒ $ 2,975,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Playa Partners, L.P.	[signature]	8/4/03
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Playa, L.L.C., General Partner by: Terry Crow, Member	Member, Playa, L.L.C., General Partner of Playa Partners, L.P.	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 16 U.S.C. 1001.)

FORM D

E. STATE SIGNATURE

	Yes	No
1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?	☐	☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrator, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Playa Partners, L.P.	[signature]	8/4/05
Name (Print or Type) Playa, L.L.C., General Partner by: Terry Crow, Member	Title (Print or Type) Member, Playa, L.L.C., General Partner of Playa Partners, L.P.	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B—Item)		Type of security and aggregate offering price offered in State (Part C—Item1)	Type of investor and amount purchased in State (Part C—Item2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E—Item1)	
State	Yes	No		Number of Accredited investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO		**X**	**$3,000,000**	**2**	**$200,000**				

State	Yes	No		Number of Accredited investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL BY THESE PRESENTS:

That the undersigned Playa Partners, L.P., a limited partnership organized under the laws of Missouri, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it ensuing out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process, or pleading served hereunder be mailed to:

Playa Partners, L.P.
c/o Crow, Takacs, & Texier, L.L.C.
2025 South Brentwood
St. Louis, MO 63144
Attention: Terry Crow, Member
Telephone: (314) 918-0045

With a copy to:
Steven E. Pozaric
Armstrong Teasdale LLP
1 Metropolitan Square, Ste 2600
St. Louis, MO 63102-2740
Telephone: (314) 621-5070

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of the State as its attorney in that State for receipt of service of process:

_ALABAMA	Secretary of State	_DELAWARE	Securities Commissioner
_ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	_DISTRICT OF COLUMBIA	Public Service Commission
		_FLORIDA	Department of Banking and Finance
_ARIZONA	The Corporation Commission	_GEORGIA	Commissioner of Securities
_ARKANSAS	The Securities Commissioner	_GUAM	Administrator, Department of Finance
_CALIFORNIA	Commissioner of Corporations	_HAWAII	Commissioner of Securities

		_IDAHO	Director, Department of Finance
_COLORADO	Securities Commissioner	_ILLINOIS	Secretary of State
_CONNECTICUT	Banking Commissioner	_INDIANA	Secretary of State
_IOWA	Commissioner of Insurance	_NORTH DAKOTA	Securities Commissioner
_KANSAS	Secretary of State	_OHIO	Secretary of State
_KENTUCKY	Director, Division of Securities	_OREGON	Director, Department of Insurance and Finance
_LOUISIANA	Commissioner of Securities	_OKLAHOMA	Securities Administrator
_MAINE	Administrator, Securities Division	_PENNSYLVANIA	[Pennsylvania does not require filing of a Consent to Service of Process]
_MARYLAND	Commissioner of the Division of Securities	_PUERTO RICO	Commissioner of Financial Institutions
_MASSACHUSETTS	Secretary of State	_RHODE ISLAND	Director of Business Regulation
_MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce	_SOUTH CAROLINA	Secretary of State
_MINNESOTA	Commissioner of Commerce	_SOUTH DAKOTA	Director of the Division of Securities
_MISSISSIPPI	Secretary of State	_TENNESSEE	Commissioner of Commerce and Insurance
X MISSOURI	Securities Commissioner	_TEXAS	Securities Commissioner
_MONTANA	State Auditor and Commissioner of Insurance	_UTAH	Director, Division of Securities
_NEBRASKA	Director of Banking and Finance	_VERMONT	Secretary of State
_NEVADA	Secretary of State	_VIRGINIA	Clerk, State Corporation Commission
_NEW HAMPSHIRE	Secretary of State	_WASHINGTON	Director of the Department of Licensing
_NEW JERSEY	Chief, Securities Bureau		

_NEW MEXICO	Director, Securities Division	_WEST VIRGINIA	Commissioner of Securities
_NEW YORK	Secretary of State	_WISCONSIN	Commissioner of Securities
_NORTH CAROLINA	Secretary of State	_WYOMING	Secretary of State

Dated this 4 day of August, 2005.

By: Terry Crow, Member, Playa, L.L.C.
Title: General Partner, Playa Partners, L.P.

PLAYA PARTNERS, L.P. ACKNOWLEDGMENT

State of Missouri)
) SS.
County (~~City~~) of St. Louis)

On this 4th day of August, 2005 before me ~~Terry Crow~~ Heni Takacs, the undersigned Notary Public, personally appeared Terry Crow known personally to me to be a Member of Playa, L.L.C., general partner to the above named limited partnership and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the limited partnership by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____

HENI TAKACS
Notary Public - State of Missouri
County of St. Louis
My Commission Expires Aug. 22, 2005

HENI TAKACS
Notary Public - Notary Seal
State of Missouri
County of St. Louis
My Commission Exp. 08/22/2005

(SEAL)